Long Term Debt - Schedule of Unutilized Credit Facilities (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total	$ 1,116	$ 1,114
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Total	1,012	1,012
Uncommitted Credit Facilities
Disclosure of detailed information about borrowings [line items]
Total	$ 104	$ 102